Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	AUSTRIA — 1.1%
23,500	Erste Group Bank A.G.	$777,302
	CANADA — 5.9%
38,000	Brookfield Corp.	1,237,987
59,300	Cameco Corp.	1,552,813
25,600	Magna International, Inc.	1,371,392
		4,162,192
	FRANCE — 7.1%
46,000	Cie Generale des Etablissements Michelin SCA	1,404,045
1,900	LVMH Moet Hennessy Louis Vuitton S.E.	1,739,898
32,900	TotalEnergies S.E.	1,939,534
		5,083,477
	GERMANY — 7.4%
5,250	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	1,836,162
20,700	Nemetschek S.E.	1,420,557
1,640	Rational A.G.	1,097,365
8,700	Symrise A.G.	945,386
		5,299,470
	HONG KONG — 1.9%
131,300	AIA Group Ltd.	1,382,431
	IRELAND — 1.6%
14,200	Medtronic PLC	1,144,804
	JAPAN — 12.8%
32,000	FANUC Corp.	1,147,204
39,700	KDDI Corp.	1,223,815
73,100	Kubota Corp.	1,100,560
108,600	Mitsubishi UFJ Financial Group, Inc.	693,519
14,200	Nidec Corp.	732,058
38,600	Otsuka Holdings Co., Ltd.	1,221,885
49,800	Pan Pacific International Holdings Corp.	959,806
22,200	Sony Group Corp.	2,003,894
		9,082,741
	KOREA (REPUBLIC OF-SOUTH) — 2.4%
41,200	Samsung Electronics Co., Ltd.	1,705,788

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 3.4%
10,500	Heineken N.V.	$1,128,001
10,800	Koninklijke DSM N.V.	1,273,138
		2,401,139
	SINGAPORE — 2.2%
63,646	DBS Group Holdings Ltd.	1,578,237
	SWEDEN — 1.3%
40,000	Assa Abloy A.B. - Class B	956,932
	SWITZERLAND — 2.0%
19,900	Alcon, Inc.	1,407,137
	UNITED KINGDOM — 4.0%
63,700	GSK PLC	1,122,962
236,000	Rentokil Initial PLC	1,722,398
		2,845,360
	UNITED STATES — 43.9%
4,200	Adobe, Inc.*	1,618,554
6,880	Amgen, Inc.	1,663,240
24,500	Coca-Cola Co.	1,519,735
7,460	Danaher Corp.	1,880,218
17,600	Dolby Laboratories, Inc. - Class A	1,503,392
18,700	FirstCash Holdings, Inc.	1,783,419
14,500	FMC Corp.	1,770,885
5,600	General Dynamics Corp.	1,277,976
6,300	Honeywell International, Inc.	1,204,056
25,400	Lennar Corp. - Class A	2,669,794
5,400	Martin Marietta Materials, Inc.	1,917,324
29,000	Microchip Technology, Inc.	2,429,620
10,600	Microsoft Corp.	3,055,980
52,600	Norwegian Cruise Line Holdings Ltd.*	707,470
17,400	Oshkosh Corp.	1,447,332
10,400	PayPal Holdings, Inc.*	789,776
8,100	Procter & Gamble Co.	1,204,389
11,400	QUALCOMM, Inc.	1,454,412
15,600	RPM International, Inc.	1,360,944
		31,258,516
	Total Common Stocks
	(Cost $53,813,514)	69,085,526

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 6.8%
4,862,459	Goldman Sachs Financial Square Government Fund - Institutional, 4.66%[1]	$4,862,459
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,862,459)	4,862,459
	TOTAL INVESTMENTS — 103.8%
	(Cost $58,675,973)	73,947,985
	Liabilities in Excess of Other Assets — (3.8)%	(2,739,699)
	TOTAL NET ASSETS — 100.0%	$71,208,286

PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.